GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL:

a.

Odysight.ai.Inc (the “Company”), formerly known as ScoutCam Inc., was incorporated under the laws of the State of Nevada on March 22, 2013. Prior to the closing of the Exchange Agreement (as defined below), the Company was a non-operating “shell company”.

On June 5, 2023, the Company filed with the Nevada Secretary of State a Certificate of Amendment to the Registrant’s Articles of Incorporation to change its name from “ScoutCam Inc.” to “Odysight.ai Inc.”, effective June 5, 2023.

The Company’s wholly owned subsidiary, Odysight.ai Ltd (“Odysight.ai”.), formerly known as ScoutCam Ltd., was formed in the State of Israel on January 3, 2019, as a wholly-owned subsidiary of Medigus Ltd. (“Medigus”), an Israeli company traded on the Nasdaq Capital Market, and commenced operations on March 1, 2019.

In December 2019, Medigus and Odysight.ai consummated an asset transfer agreement, under which Medigus transferred and assigned certain assets and intellectual property rights related to its miniaturized imaging business to Odysight.ai.

On December 30, 2019, the Company and Medigus consummated a securities exchange agreement (the “Exchange Agreement”), pursuant to which Medigus delivered 100% of its holdings in Odysight.ai to the Company in exchange for shares of the Company’s common stock representing 60% of the issued and outstanding share capital of the Company immediately upon the consummation of the Exchange Agreement.

During 2020-2023 Medigus has decreased its holdings in the Company such that as of March 31, 2023, Medigus owned 18.45% of the Company’s outstanding common stock. On June 1, 2023, Medigus sold all its holdings in the Company to existing shareholders and to Chairman of the Board and CEO of the Company.

The Company, through Odysight.ai, provides image-based platforms. Through the use of its proprietary visualization technology, Odysight.ai offers solutions across predictive maintenance and condition-based monitoring markets, in sectors such as energy, automotive and aviation. Odysight.ai’s solutions are based on small and highly resilient cameras, specialized AI analysis and supplementary technologies. Some of the Company’s products utilize micro visualization technology in medical devices for minimally invasive medical procedures.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL (continued):

b.	Since incorporation of Odysight.ai and through September 30, 2023, the Company accumulated a deficit of approximately $32.9 million and its activities have been funded mainly by its shareholders. The Company’s management believes the Company’ cash and cash resources will allow the Company to fund its operating plan through at least the next 12 months from the filing date of these Interim Condensed Consolidated Financial Statements. However, the Company expects to continue to incur significant research and development and other costs related to its ongoing operations, requiring the Company to obtain additional funding in order to continue its future operations until becoming profitable.

NOTE 1 – GENERAL:

a.	ScoutCam Inc. (the “Company”), formerly known as Intellisense Solutions Inc., (“Intellisense”), was incorporated under the laws of the State of Nevada on March 22, 2013. Prior to the closing of the Exchange Agreement (as defined below), the Company was a non-operating “shell company”.

The Company’s wholly-owned subsidiary, ScoutCam Ltd. (“ScoutCam”), was formed in the State of Israel on January 3, 2019, as a wholly-owned subsidiary of Medigus Ltd. (“Medigus”), an Israeli company traded on the Nasdaq Capital Market, and commenced operations on March 1, 2019.

In December 2019, Medigus and ScoutCam consummated an asset transfer agreement, under which Medigus transferred and assigned certain assets and intellectual property rights related to its miniaturized imaging business to ScoutCam.

On December 30, 2019, Intellisense and Medigus consummated a securities exchange agreement (the “Exchange Agreement”), pursuant to which Medigus delivered 100% of its holdings in ScoutCam to Intellisense in exchange for shares of Intellisense’s common stock representing 60% of the issued and outstanding share capital of Intellisense immediately upon the consummation of the Exchange Agreement.

As of December 31, 2022, Medigus beneficially owned 27.02% of the Company’s outstanding common stock.

The Company, through ScoutCam, is engaged in the development, production and marketing of innovative Predictive Maintenance (PdM) and Condition Based Monitoring (CBM) technologies, providing visual sensing and AI-based video analytics solutions for critical systems in the aviation, maritime, industrial non-destructing-testing industries, transportation, and energy industries. Some of the Company’s products utilize our micro visualization technology in medical devices for complex and minimally invasive medical procedures. Company’s technology includes proven video technologies and products amalgamated into a first-of-its-kind, FDA-cleared minimally invasive surgical device. The Company’s video-based sensors, embedded software and AI algorithms are being deployed in hard-to-reach locations and harsh environments across a variety of PdM and CBM use cases. The Company’s solution allows maintenance and operations teams visibility into areas which are inaccessible under normal circumstances, or where the operating ambience otherwise is not suitable for continuous real-time monitoring’ and has various applications which have relevancy in wide range of industry segments, that utilize complicated mechanics requiring ongoing monitoring and predictive maintenance applications.

SCOUTCAM INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL (continued):

	b.	On August 9, 2021, the Company amended its Articles of Incorporation to effect a nine-to-one reverse stock split of its outstanding Common Stock.

As a result of the reverse stock split, every nine shares of the Company’s outstanding Common Stock were combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The amount of authorized capital of the Company’s Common Stock and par value of such shares remained unchanged.

All share, stock option and per share information in these consolidated financial statements have been adjusted to reflect the reverse stock split on a retroactive basis.

.	c.

Since incorporation of ScoutCam and through December 31, 2022, the Company accumulated a deficit of approximately $25 million and its activities have been funded mainly by its shareholders. The Company’s management believes the Company’ cash and cash resources as of December 31, 2022 as well as its proceeds from issuance of common stock and warrants in the private offering as detailed in Note 14, will allow the Company to fund its operating plan through at least the next 12 months. However, the Company expects to continue to incur significant research and development and other costs related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable.

SCOUTCAM INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS